Other Operating Income (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other operating income [abstract]
Government grants	[1]	¥ 65,703,000	¥ 144,631,000	¥ 150,116,000
Rental income from investment property		46,700,000	46,164,000	48,553,000
Income from pipeline transportation services		4,454,000	5,215,000	6,731,000
Others		2,153,000	1,296,000	29,524,000
Other operating income		119,010,000	197,306,000	234,924,000
Grants related to R&D and other tax refund		65,266,000	144,631,000	150,116,000
Government grants relating to the purchase of property, plant and equipment		¥ 437,000	¥ 0	¥ 0

[1]	Government grants Grants related to Research and Development and other tax refund of RMB 65,266 thousands (2016: RMB 144,631 thousands, 2015: RMB 150,116 thousands) are included in the "government grants" line item. There are no unfulfilled conditions or other contingencies attaching to these grants. The Group did not benefit directly from any other forms of government assistance. Deferral and presentation of government grants Government grants relating to the purchase of property, plant and equipment are included in non-current liabilities as "deferred income" and are credited to profit or loss on a straight-line basis over the expected lives of the related assets. See Note 28 for further details. For the year ended 31 December 2017, RMB 437 thousands (For the year ended 31 December 2016 and 2015: Nil) were included in the government grants line item.